UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Australia — 5.6%
148,672	Ansell Ltd. (Health Care Equipment & Services)	$2,348,283
282,448	Computershare Ltd. (Software & Services)	2,292,305
155,800	Westpac Banking Corp. (Banks)	3,492,606

		8,133,194

Czech Republic — 1.2%
45,300	CEZ AS (Utilities)	1,829,878

Finland — 1.8%
75,318	Nokian Renkaat OYJ (Automobiles & Components)	2,696,447

France — 9.2%
19,887	Air Liquide SA (Materials)	2,509,829
74,465	GDF Suez (Utilities)	2,027,287
24,068	Remy Cointreau SA (Food, Beverage & Tobacco)	2,123,064
127,879	Safran SA (Capital Goods)	3,989,260
101,390	Societe Generale SA (Banks)	2,710,463

		13,359,903

Germany — 3.9%
55,700	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,912,750
16,632	Brenntag AG (Capital Goods)	1,743,477

		5,656,227

Italy — 3.5%
182,013	ENI SpA (Energy)	4,032,837
217,470	UniCredit SpA (Banks)	1,084,683

		5,117,520

Japan — 19.4%
70,600	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	1,677,497
471,000	Isuzu Motors Ltd. (Automobiles & Components)	2,391,932
124,600	JS Group Corp. (Capital Goods)	2,581,466
297,000	Kubota Corp. (Capital Goods)	2,685,966
241,000	Mitsubishi Electric Corp. (Capital Goods)	2,169,838
195,000	Mitsubishi Estate Co. Ltd. (Real Estate)	3,121,502
12,300	Nintendo Co. Ltd. (Software & Services)	1,670,425
115,100	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,263,708
92,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	2,610,869
116,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,719,307
525,000	Tokyo Gas Co. Ltd. (Utilities)	2,428,988

		28,321,498

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 2.7%
116,691	Unilever NV CVA (Food, Beverage & Tobacco)	$3,888,781

Sweden — 4.4%
222,684	Scania AB Class B (Capital Goods)	3,846,619
271,188	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	2,523,737

		6,370,356

Switzerland — 13.6%
73,417	Aryzta AG (Food, Beverage & Tobacco)*	3,393,722
41,456	Julius Baer Group Ltd. (Diversified Financials)*	1,689,447
92,694	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,030,813
17,518	Sulzer AG (Registered) (Capital Goods)	2,200,335
243,420	UBS AG (Registered) (Diversified Financials)*	3,321,029
85,205	Weatherford International Ltd. (Energy)*	1,448,358
11,229	Zurich Financial Services AG (Insurance)*	2,702,478

		19,786,182

United Kingdom — 31.8%
153,834	Admiral Group PLC (Insurance)	2,285,488
63,682	Anglo American PLC (Materials)	2,643,021
51,548	ASOS PLC (Retailing)*	1,399,183
113,750	BG Group PLC (Energy)	2,563,082
611,000	BP PLC (Energy)	4,596,301
95,050	Cookson Group PLC (Capital Goods)	866,987
766,163	HSBC Holdings PLC (Banks)	6,401,380
68,421	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	2,450,313
74,577	Reckitt Benckiser Group PLC (Household & Personal Products)	3,972,938
422,844	Reed Elsevier PLC (Media)	3,503,452
75,025	Rio Tinto PLC (Materials)	4,519,607
195,802	Smith & Nephew PLC (Health Care Equipment & Services)	1,897,549
117,779	Tullow Oil PLC (Energy)	2,587,003
114,497	Victrex PLC (Materials)	2,311,671
1,596,833	Vodafone Group PLC (Telecommunication Services)	4,306,916

		46,304,891

TOTAL COMMON STOCKS		$141,464,877

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Exchange Traded Fund — 2.8%
Australia — 2.8%
177,202	iShares MSCI Australia Index Fund	$4,150,071

TOTAL INVESTMENTS — 99.9%		$145,614,948

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		115,988

NET ASSETS — 100.0%		$145,730,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
CVA	— Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$152,985,703

Gross unrealized gain	5,028,195
Gross unrealized loss	(12,398,950)

Net unrealized security loss	$(7,370,755)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Australia — 7.2%
38,221	Ansell Ltd. (Health Care Equipment & Services)	$603,703
102,435	Atlas Iron Ltd. (Materials)	336,603
123,055	Boart Longyear Ltd. (Capital Goods)	459,220
52,520	Computershare Ltd. (Software & Services)	426,244
206,748	DUET Group (Utilities)	397,387
62,653	Echo Entertainment Group Ltd. (Consumer Services)*	240,481
158,791	Evolution Mining Ltd. (Materials)*	305,731
125,260	GPT Group (REIT)	410,804
13,654	Iluka Resources Ltd. (Materials)	265,333
48,525	Iress Market Technology Ltd. (Software & Services)	357,804
161,310	Mirabela Nickel Ltd. (Materials)*	157,244
133,444	Myer Holdings Ltd. (Retailing)	302,975
75,027	PanAust Ltd. (Materials)*	278,930

		4,542,459

Austria — 0.9%
6,256	Andritz AG (Capital Goods)	580,995

Belgium — 1.3%
5,922	Barco NV (Technology Hardware & Equipment)	320,751
9,415	D’ieteren SA NV (Retailing)	468,939

		789,690

Bermuda — 1.0%
104,675	Hiscox Ltd. (Insurance)	629,213

Canada — 11.8%
24,600	Alamos Gold, Inc. (Materials)	503,923
58,300	Bankers Petroleum Ltd. (Energy)*	311,647
56,200	Bellatrix Exploration Ltd. (Energy)*	261,187
5,700	Canadian Real Estate Investment Trust (REIT)	211,753
13,000	Canadian Western Bank (Banks)	343,183
113,900	Capstone Mining Corp. (Materials)*	393,033
70,700	Copper Mountain Mining Corp. (Materials)*	368,060
12,700	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	313,859
22,300	Enerflex Ltd. (Energy)	274,441
18,200	Evertz Technologies Ltd. (Technology Hardware & Equipment)	253,206
27,400	Groupe Aeroplan, Inc. (Media)	340,485
22,100	IAMGOLD Corp. (Materials)	368,737
20,841	Legacy Oil + Gas, Inc. (Energy)*	258,356
6,289	MacDonald Dettwiler & Associates Ltd. (Software & Services)	277,037
23,900	Major Drilling Group International (Materials)	400,439
26,000	Norbord, Inc. (Materials)*	258,263
20,800	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	472,341

Shares	Description	Value
Common Stocks — (continued)
Canada — (continued)
73,900	Rubicon Minerals Corp. (Materials)*	$316,177
10,200	ShawCor Ltd. Class A (Energy)	303,142
162,053	Southern Pacific Resource Corp. (Energy)*	266,668
19,600	Toromont Industries Ltd. (Capital Goods)	435,121
17,800	Transglobe Apartment Real Estate Investment Trust (REIT)	205,924
21,100	Westjet Airlines Ltd. Class A (Transportation)	261,777

		7,398,759

China — 1.8%
84,000	China Yurun Food Group Ltd. (Food, Beverage & Tobacco)	138,906
385,000	Haitian International Holdings Ltd. (Capital Goods)	402,116
34,469	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	334,694
209,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	280,650

		1,156,366

Finland — 0.9%
16,193	Nokian Renkaat OYJ (Automobiles & Components)	579,723

France — 6.3%
3,317	Arkema SA (Materials)	268,877
6,631	bioMerieux (Health Care Equipment & Services)	558,441
13,739	Cap Gemini SA (Software & Services)	502,287
14,455	Compagnie Generale de Geophysique-Veritas (Energy)*(a)	404,588
9,177	Eutelsat Communications (Media)	340,958
10,607	Ingenico (Technology Hardware & Equipment)	445,298
32,332	M6 Metropole Television SA (Media)	541,744
16,330	Nexity SA (Consumer Durables & Apparel)	472,658
4,716	SEB SA (Consumer Durables & Apparel)	392,186

		3,927,037

Germany — 5.2%
3,110	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	316,166
13,151	GfK SE (Media)	584,798
57,563	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	527,507
4,152	Lanxess AG (Materials)	271,479
9,569	MTU Aero Engines Holding AG (Capital Goods)	669,133
4,925	Pfeiffer Vacuum Technology AG (Capital Goods)	507,380
1,726	Rational AG (Capital Goods)	386,936

		3,263,399

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — 0.4%
65,000	Belle International Holdings Ltd. (Retailing)	$105,403
194,000	China Resources Cement Holdings Ltd. (Materials)	139,675

		245,078

Ireland — 2.0%
756,391	Kenmare Resources PLC (Materials)*	571,558
17,716	Kerry Group PLC Class A (Food, Beverage & Tobacco)(a)	650,826

		1,222,384

Italy — 2.9%
20,083	Buzzi Unicem SpA (Materials)*	213,930
72,237	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	481,701
267,167	Gruppo Editoriale L’Espresso SpA (Media)	370,728
256,720	Hera SpA (Utilities)	359,943
88,225	Unione di Banche Italiane ScpA (Banks)	406,102

		1,832,404

Japan — 19.1%
3,200	Aeon Delight Co. Ltd. (Commercial & Professional Services)	65,802
24,700	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	191,896
55,000	Amada Co. Ltd. (Capital Goods)	381,245
13,200	Aoyama Trading Co. Ltd. (Retailing)	237,022
16,800	Capcom Co. Ltd. (Software & Services)	373,338
38,900	Citizen Holdings Co. Ltd. (Technology Hardware & Equipment)	236,563
14,600	Cosel Co. Ltd. (Capital Goods)	217,111
3,700	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	84,150
29,700	DCM Holdings Co. Ltd. (Retailing)	234,006
84	Dwango Co. Ltd. (Software & Services)	153,633
3,400	FP Corp. (Materials)	227,207
11,300	Fuji Seal International, Inc. (Materials)	206,887
65,000	Fukuoka Financial Group, Inc. (Banks)	278,117
48,000	GS Yuasa Corp. (Capital Goods)	283,646
115,000	Hanwa Co. Ltd. (Capital Goods)	550,536
256,000	Haseko Corp. (Consumer Durables & Apparel)*	184,872
90,000	J. Front Retailing Co. Ltd. (Retailing)	444,327
13,300	Jafco Co. Ltd. (Diversified Financials)	263,500
56,700	JVC Kenwood Corp. (Consumer Durables & Apparel)*	234,091
3,500	Kakaku.com, Inc. (Software & Services)	113,681

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10,000	Kikkoman Corp. (Food, Beverage & Tobacco)	$116,207
7,900	Lintec Corp. (Materials)	150,933
12,600	Maruichi Steel Tube Ltd. (Materials)	294,494
175	Message Co. Ltd. (Health Care Equipment & Services)	552,628
98	MTI Ltd. (Software & Services)	109,672
9,900	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	141,165
23,700	Nichii Gakkan Co. (Health Care Equipment & Services)	286,679
4,900	Nihon Kohden Corp. (Health Care Equipment & Services)	116,530
7,200	Nippon Paper Group, Inc. (Materials)	154,667
24,400	Nissan Chemical Industries Ltd. (Materials)	244,249
67,000	Noritake Co. Ltd. (Capital Goods)	207,636
12,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	348,510
92,000	Press Kogyo Co. Ltd. (Automobiles & Components)	466,706
29,800	Round One Corp. (Consumer Services)	184,078
5,600	Ryohin Keikaku Co. Ltd. (Retailing)	279,720
43,000	Sankyu, Inc. (Transportation)	165,912
10,800	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	234,868
11,500	Seiko Epson Corp. (Technology Hardware & Equipment)	146,783
91,000	Shimizu Corp. (Capital Goods)	416,133
48	So-net Entertainment Corp. (Software & Services)	184,118
8,700	Square Enix Holdings Co. Ltd. (Software & Services)	175,714
6,600	Sysmex Corp. (Health Care Equipment & Services)	218,351
34,000	The Higo Bank Ltd. (Banks)	198,406
61,000	The Oita Bank Ltd. (Banks)	181,445
39,900	The Sankei Building Co. Ltd. (Real Estate)	387,128
25,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	122,876
53,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	161,476
49,000	Tsubakimoto Chain Co. (Capital Goods)	286,114
8,100	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	241,904
17,600	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	250,931

		11,987,663

Luxembourg — 1.5%
5,000	Millicom International Cellular SA SDR (Telecommunication Services)	495,000
318,978	Regus PLC (Commercial & Professional Services)	463,589

		958,589

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 2.5%
11,538	Eurocommercial Properties NV CVA (REIT)	$399,728
4,707	Fugro NV CVA (Energy)	310,296
18,257	Imtech NV (Capital Goods)	564,839
5,647	Koninklijke Vopak NV (Transportation)	307,490

		1,582,353

Papua New Guinea — 0.6%
52,312	Oil Search Ltd. (Energy)	366,280

Singapore — 1.1%
50,727	Cape PLC (Commercial & Professional Services)	313,188
513,000	Mapletree Commercial Trust (REIT)	352,107

		665,295

South Korea — 4.9%
5,184	Golfzon Co. Ltd. (Software & Services)	274,448
3,617	Himart Co. Ltd. (Retailing)*	244,919
10,410	Hotel Shilla Co. Ltd. (Consumer Services)	409,626
12,560	Interflex Co. Ltd. (Technology Hardware & Equipment)*	424,151
16,165	JCEntertainment Corp. (Software & Services)*	499,685
21,490	Nexen Tire Corp. (Automobiles & Components)	343,969
1,107	POSCO Chemtech Co. Ltd. (Materials)	161,519
20,630	Sung Kwang Bend Co. Ltd. (Capital Goods)*	390,266
24,208	Y G-1 Co. Ltd. (Capital Goods)*	331,213

		3,079,796

Spain — 0.5%
7,864	Tecnicas Reunidas SA (Energy)	285,909

Sweden — 1.1%
17,100	Boliden AB (Materials)	293,318
32,829	Castellum AB (Real Estate)	417,794

		711,112

Switzerland — 5.6%
5,937	Dufry AG (Registered) (Retailing)*	676,076
1,425	Flughafen Zuerich AG (Registered) (Transportation)	541,784
1,547	Geberit AG (Registered) (Capital Goods)*	320,169
226	Lindt & Spruengli AG (Food, Beverage & Tobacco)	653,312
3,716	Panalpina Welttransport Holding AG (Registered) (Transportation)*	399,186
2,218	Partners Group Holding AG (Diversified Financials)	388,290
4,137	Sulzer AG (Registered) (Capital Goods)	519,625

		3,498,442

United Kingdom — 18.6%
44,715	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	236,177

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
154,162	Aberdeen Asset Management PLC (Diversified Financials)	$580,824
93,533	Ashmore Group PLC (Diversified Financials)	548,262
15,860	ASOS PLC (Retailing)*	430,493
91,456	Britvic PLC (Food, Beverage & Tobacco)	496,328
57,406	Chemring Group PLC (Capital Goods)	347,823
51,052	Close Brothers Group PLC (Diversified Financials)	543,443
42,722	Cookson Group PLC (Capital Goods)	389,683
15,735	Croda International PLC (Materials)	480,772
16,375	Derwent London PLC (REIT)	432,422
141,191	GKN PLC (Automobiles & Components)	467,582
88,720	Greene King PLC (Consumer Services)	688,776
69,298	Halfords Group PLC (Retailing)	348,654
37,160	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	420,957
29,891	Intercontinental Hotels Group PLC (Consumer Services)	609,546
41,222	Jardine Lloyd Thompson Group PLC (Insurance)	443,824
244,096	Metric Property Investments PLC (REIT)	315,410
59,185	Misys PLC (Software & Services)*	301,670
57,522	Persimmon PLC (Consumer Durables & Apparel)	478,151
69,811	Rexam PLC (Materials)	412,239
15,780	Rotork PLC (Capital Goods)	473,706
51,430	Telecity Group PLC (Software & Services)*	525,182
45,049	Travis Perkins PLC (Capital Goods)	623,969
24,292	Victrex PLC (Materials)	490,451
23,178	Virgin Media, Inc. (Media)	552,563

		11,638,907

TOTAL COMMON STOCKS		$60,941,853

Exchange Traded Fund — 0.5%
Israel — 0.5%
7,225	iShares MSCI Israel Capped Index Fund	$304,823

TOTAL INVESTMENTS — 97.7%		$61,246,676

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		1,426,566

NET ASSETS — 100.0%		$62,673,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

STOXX Small 200 Index	49	March 2012	$521,088	$54,467
MSCI Singapore Index	9	February 2012	476,813	2,099

TOTAL				$56,566

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$63,857,566

Gross unrealized gain	3,518,388
Gross unrealized loss	(6,129,278)

Net unrealized security loss	$(2,610,890)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 91.5%
Australia — 1.9%
48,300	Westpac Banking Corp. (Banks)	$1,082,753

Belgium — 0.6%
8,662	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	352,831

Bermuda — 0.5%
48,029	Hiscox Ltd. (Insurance)	288,707

Czech Republic — 0.7%
10,223	CEZ AS (Utilities)	412,954

Denmark — 0.6%
12,775	Christian Hansen Holding A/S (Materials)	313,428

Finland — 2.3%
24,712	Nokian Renkaat OYJ (Automobiles & Components)	884,710
8,235	Outotec OYJ (Capital Goods)	435,074

		1,319,784

France — 8.9%
1,905	Air Liquide SA (Materials)	240,419
4,161	Air Liquide SA — Prime De Fidelite (Materials)*	525,137
12,613	Compagnie Generale de Geophysique-Veritas (Energy)*	353,031
14,948	EDF SA (Utilities)	345,172
20,776	GDF Suez (Utilities)	565,620
5,406	Remy Cointreau SA (Food, Beverage & Tobacco)	476,869
27,814	Safran SA (Capital Goods)	867,674
26,480	Societe Generale SA (Banks)	707,891
18,562	Total SA (Energy)	983,819

		5,065,632

Germany — 5.8%
16,282	BASF SE (Materials)	1,255,983
16,350	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,148,536
5,287	Brenntag AG (Capital Goods)	554,219
699	Kloeckner & Co. SE (Capital Goods)	9,735
11,024	ThyssenKrupp AG (Materials)	314,254

		3,282,727

Indonesia — 0.4%
661,000	PT Perusahaan Gas Negara (Utilities)	247,542

Ireland — 0.8%
12,965	Kerry Group PLC Class A (Food, Beverage & Tobacco)	476,290

Israel — 1.0%
11,916	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	537,769

Italy — 3.0%
37,266	ENI SpA (Energy)	825,698
231,076	Intesa Sanpaolo SpA (Banks)	442,595

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
81,948	UniCredit SpA (Banks)	$408,735

		1,677,028

Japan — 18.1%
4,500	FANUC Corp. (Capital Goods)	757,654
23,300	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	553,621
18,500	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	406,732
28,200	JS Group Corp. (Capital Goods)	584,248
36,000	Kikkoman Corp. (Food, Beverage & Tobacco)	418,344
101,000	Kubota Corp. (Capital Goods)	913,409
73,000	Mitsubishi Electric Corp. (Capital Goods)	657,254
34,000	Mitsubishi Estate Co. Ltd. (Real Estate)	544,262
54,100	Mitsui & Co. Ltd. (Capital Goods)	919,668
5,200	Nidec Corp. (Capital Goods)	498,184
2,800	Nintendo Co. Ltd. (Software & Services)	380,259
12,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	601,983
19,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	564,273
19,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	550,400
55,000	Shimizu Corp. (Capital Goods)	251,509
36,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,180,073
101,000	Tokyo Gas Co. Ltd. (Utilities)	467,291

		10,249,164

Netherlands — 2.6%
9,144	Royal Dutch Shell PLC Class B (Energy)	334,187
33,311	Unilever NV CVA (Food, Beverage & Tobacco)	1,110,104

		1,444,291

South Africa — 0.6%
27,900	Barloworld Ltd. (Capital Goods)	312,012

South Korea — 2.3%
14,420	Kia Motors Corp. (Automobiles & Components)	865,751
421	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	414,552

		1,280,303

Sweden — 3.9%
55,856	Scania AB Class B (Capital Goods)	964,850
20,052	Svenska Handelsbanken AB Class A (Banks)	603,131

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
70,071	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	$652,097

		2,220,078

Switzerland — 13.5%
11,163	Aryzta AG (Food, Beverage & Tobacco)*	516,013
10,851	Julius Baer Group Ltd. (Diversified Financials)*	442,208
35,311	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,916,446
2,302	Partners Group Holding AG (Diversified Financials)	402,996
3,928	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	666,403
2,320	Schindler Holding AG (Capital Goods)	269,984
4,522	Sulzer AG (Registered) (Capital Goods)	567,982
14,924	Temenos Group AG (Registered) (Software & Services)*	269,489
74,528	UBS AG (Registered) (Diversified Financials)*	1,016,801
19,084	Weatherford International Ltd. (Energy)*	324,400
6,849	Weatherford International Ltd. (Energy)*	114,652
10,921	Wolseley PLC (Capital Goods)	378,799
3,142	Zurich Financial Services AG (Insurance)*	756,184

		7,642,357

United Kingdom — 24.0%
41,504	Admiral Group PLC (Insurance)	616,619
12,662	Anglo American PLC (Materials)	525,516
14,024	ASOS PLC (Retailing)*	380,658
34,387	BG Group PLC (Energy)	774,828
140,800	BP PLC (Energy)	1,059,180
225,679	HSBC Holdings PLC (Banks)	1,885,574
26,068	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	933,555
44,651	Inmarsat PLC (Telecommunication Services)	282,079
116,670	Marks & Spencer Group PLC (Retailing)	601,858
47,730	National Grid PLC (Utilities)	475,284
14,621	Reckitt Benckiser Group PLC (Household & Personal Products)	778,904
103,517	Reed Elsevier PLC (Media)	857,685
20,976	Rio Tinto PLC (Materials)	1,263,623
1,093,854	Royal Bank of Scotland Group PLC (Banks)*	458,948
29,129	Tullow Oil PLC (Energy)	639,815
44,821	Victrex PLC (Materials)	904,927
438,681	Vodafone Group PLC (Telecommunication Services)	1,183,193

		13,622,246

TOTAL COMMON STOCKS		$51,827,896

Shares	Description	Value
Exchange Traded Fund — 3.3%
Australia — 3.3%
80,243	iShares MSCI Australia Index Fund	$1,879,291

TOTAL INVESTMENTS — 94.8%		$53,707,187

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.2%		2,965,634

NET ASSETS — 100.0%		$56,672,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Nikkei 225 Index	8	March 2012	$461,821	$18,325
SPI 200 Index	14	March 2012	1,570,286	39,153

TOTAL				$57,478

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$51,767,547

Gross unrealized gain	5,380,747
Gross unrealized loss	(3,441,107)

Net unrealized security gain	$1,939,640

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of January 31, 2012:
CONCENTRATED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$4,150,071	$141,464,877	(a)	$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$8,590,839	$52,655,837	(a)	$—

Derivative Type

Assets
Futures Contracts(b)	$56,566	$—	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$2,531,712	$51,175,475	(a)	$—

Derivative Type

Assets
Futures Contracts(b)	$57,478	$—	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended January 31, 2012, the International Small Cap and Strategic International Equity Funds entered into futures contracts. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of January 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets

International Small Cap	Equity	$56,566

Strategic International Equity	Equity	57,478

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 29, 2012

* Print the name and title of each signing officer under his or her signature.